LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease, Cost [Table Text Block]
The components of lease expense for the years ended December 31, 2020 and 2019 were as follows:

(dollars in thousands)	December 31, 2020	December 31, 2019
Operating lease cost	$7,897	$7,324
Short-term lease cost	142	55
Variable lease cost	2,532	2,553
Total operating lease cost	$10,571	$9,932

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Future minimum commitments due under these lease agreements as of December 31, 2020 are as follows:

(dollars in thousands)	Operating leases
2021	$6,864
2022	7,074
2023	7,143
2024	6,858
2025	6,217
Thereafter	56,951
Total lease payments	91,107
Less imputed interest	19,395
Total	$71,712

Schedule of supplemental balance sheet information related to leases. [Table Text Block]
The weighted average lease term and discount rate for the Company's operating leases were as follows:

	December 31, 2020	December 31, 2019
Operating leases
Weighted-average remaining lease term	15.1 years	15.6 years
Weighted-average discount rate	3.07%	3.43%

Schedule of supplemental cash flow information related to leases [Table Text Block]
Supplemental cash information at year end related to leases was as follows:

(dollars in thousands)	December 31, 2020	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$8,196	$7,335
ROU assets obtained in exchange for lease obligations
Operating leases	9,725	64,902